Schedule of Intangible Assets, Net (Details) - AgeX Therapeutics Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Intangible assets	$ 1,312	$ 1,312
Accumulated amortization	(705)	(574)
Total intangible assets, net	$ 607	$ 738